UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-07702

 Value Line Asset Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, N.Y. 10036
 (Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Item I.  Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 9/30/12 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management 7 Times Square 21st Floor New York, NY 10036-6524	SEMI - ANNUAL REPORT
September 30, 2012

DISTRIBUTOR	EULAV Securities LLC
7 Times Square 21st Floor
New York, NY 10036-6524
CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110
SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
	Kansas City, MO 64121-9729	Value Line Asset Allocation Fund, Inc.
INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017
LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272
DIRECTORS	Mitchell E. Appel
Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Nancy-Beth Sheerr
Daniel S. Vandivort
OFFICERS	Mitchell E. Appel
President
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer and Secretary

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00088205

Value Line Asset Allocation Fund, Inc.

To Our Value Line Asset

To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the six months ended September 30, 2012. I encourage you to carefully review this report, which includes economic observations, your Fund’s performance data and highlights, schedule of investments, and financial statements.

The Value Line Asset Allocation Fund, Inc. (the “Fund”) earned a total return of 2.12% for the six-month period. That compared to a total return of 3.43% for the Standard & Poor’s 500 Index(1) in the same period and a total return of 3.68% for the Barclays Aggregate Bond Index.(2) The Fund was hurt by its underperformance in the Consumer Discretionary sector of the stock market, but benefitted from its underweighting in the weak Financial Services and Information Technology sectors.

Since the Fund’s inception 19 years ago, it has achieved an average total return of 9.62% a year through September 30, 2012. It’s noteworthy that this has been accomplished even while holding a significant portion of assets in bonds and cash, thus limiting the risk exposure of our shareholders. Morningstar(3), the independent mutual fund advisory service, awards the Fund the top l rank of Five Stars among Aggressive Allocation funds as of September 30, 2012 for the 3-yr (371 funds), 5-yr (343) & Overall (371) periods (10-yr 4-stars - 145 funds). In addition, it gives the Fund an overall Return rating of High (10-yr above average) and a l Risk rating of Low compared to category peers. Lipper Inc.(4), another independent mutual fund advisory service, awards your Fund its top Lipper Leader rank of 5 for Total Return among Mixed Asset Allocation Growth funds for the 3, 5, 10 -yr & Overall periods (530, 477, 259 & 531 funds, respectively). For Consistent Return ranked a Five for 3-yr & Overall periods (528 funds), a Four for 5-yr (473) & 10-yr (254). For Tax Efficiency ranked a Five for 5-yr, 10-yr & Overall periods (478, 259 & 532 funds, respectively, ranked a Four for 3-yr (531). Meanwhile, the brokerage firm Charles Schwab has added the Fund to its Select List of favored investment choices. Stephen Grant has been lead manager of the Fund since inception.

Key to the Fund’s long-term success is our disciplined investment strategy. This is a portfolio of growth stocks, representing companies that have demonstrated an ability to increase their earnings and stock price consistently over time. The resulting high quality of the portfolio’s holdings is one way that we limit the risk exposure of our shareholders. At the same time, we are ever-vigilant to the short-term psychological atmosphere, monitoring each holding’s price action, trading volume, money flows and Wall Street reports. Yet another way we reduce risk is through wide diversification of the stock portfolio. The Fund currently holds about 225 stocks across many different industries and representing a wide variety of company sizes. Large-capitalization companies make up about 40% of the stock investments; mid-cap, 30%; and small-cap, 30%. As for bondholdings, the Fund’s mandate is to invest only in higher-quality issues. The portfolio currently holds a variety of Treasury, agency and corporate bonds, primarily of short to intermediate maturities. At the beginning of the fiscal year (March 31), the Fund’s allocation was about 67% in stocks, 29% in bonds and 4% in cash equivalents. We changed this allocation slightly in the latest six-month period, moving the stock allocation up to about 72% of assets, and reducing bonds to about 23%. Asset allocation of the Fund is primarily determined by Value Line’s proprietary stock market model, which monitors certain economic and financial variables.

Thank you for your continued confidence in us.

Sincerely,

/s/ Mitchell Appel

Mitchell Appel, President

/s/ Stephen E. Grant

Stephen E. Grant, Portfolio Manager

Value Line Asset Allocation Fund, Inc.

Allocation Fund Shareholders

(1)
The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, so it is not possible to directly invest in this Index.

(2)
The Barclay’s Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-through’s), ABS, and CMBS. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.

(3)
The Morningstar RatingTM for funds methodology rates funds based on an enhanced Morningstar Risk-Adjusted Return measure, which also accounts for the effects of all sales charges, loads, or redemption fees. Funds are ranked by their Morningstar Risk-Adjusted Return scores and stars are assigned using the following scale: 5 stars for top 10%; 4 stars next 22.5%; 3 stars next 35%; 2 stars next 22.5%; 1 star for bottom 10%. Funds are rated for up to three periods: the trailing three-, five-, and 10-years. For a fund that does not change categories during the evaluation period, the overall rating is calculated using the following weights: At least 3 years, but less than 5 years uses 100% three-year rating. At least 5 years but less than 10 years uses 60% five-year rating / 40% three-year rating. At least 10 years uses 50% ten-year rating / 30% five-year rating / 20% three-year rating.

(4)
Lipper scores for Total Return and Consistent Return reflect the fund’s historical risk-adjusted returns, adjusted for volatility, relative to peers. The overall calculations are based on an equal-weighted average of percentile ranks for the Total Return and Consistent Return metrics over 3-, 5- and 10-year periods (if applicable.) The highest 20% of funds in each classification are named Lipper Leaders for Consistent Return or Total Return, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2 and the lowest 20% are scored 1. These scores are subject to change every month. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader © 2007, Reuters, All Rights Reserved.

Value Line Asset Allocation Fund, Inc.

To Our Value Line Asset Allocation Fund Shareholders

Economic Highlights (unaudited)

The U.S. stock market has displayed remarkable strength this year with the S&P 500 returning 16.44% through September 30, 2012. The resilience of the market was evident as it posted positive returns despite some strong headwinds, including a weakening outlook for global economic growth. Several members of the European Union continued to face a serious debt crisis including Greece, Portugal, Italy, and Spain. Tough austerity measures have been implemented but it is still unclear as to the timetable for the resolution of the debt crisis most severely affecting southern Europe.

At home, GDP grew 2.2% for the first quarter of the year, slowing to 1.3% for the second quarter, changing course to rise 2% in the third quarter. The acceleration in GDP growth in the third quarter was broad-based with increases in consumer and federal government spending as well as a pickup in residential housing investment. Job growth remained tame in September, with 144,000 new jobs created in the month. However, this was enough to push the unemployment rate down to 7.8%, the first time it has been below 8% in 44 months. It is also markedly better than the end of last year when the unemployment rate stood at 8.5%.

Consumer confidence rose from August to September to 78.3 from 74.3. This is the highest reading for the consumer sentiment index in four months. Consumers reported some small gains in their financial situation through a reduction of debt levels and an increase in their assets, mainly due to rising stock prices and home values. Consumers also expect stronger job growth in the year ahead.

The increasingly confident consumer sector led to increased spending from cars to iPhones, and with a 1.1% advance following a 1.2% increase in August, resulted in the best 2-month period since late 2010. It is critical for the growth of the domestic economy that consumers continue to spend as they account for 70% of economic activity.

News on the housing market recovery was mixed in September. The construction of new homes was up 15%, the fastest rate in four years. However, existing home sales slipped a bit and mortgage delinquency and foreclosure rates edged up. Despite these numbers, consumers are showing increasing faith in the housing recovery, with just 11 percent of Americans expecting further declines in their homes’ values.

U.S. Treasury bond prices continued to defy those investors expecting a weakened performance after the U.S. government’s loss of its AAA rating last year from the Standard and Poor’s rating agency. The other major rating agencies, Moody’s and Fitch, maintained their AAA ratings for U.S. government debt. Many investors were drawn to the relative safety of U.S. Treasury bonds amidst the uncertainty of world economic events, keeping the 30-year U.S. Treasury yield range bound at the relatively low yield of 2.80%.

Value Line Asset Allocation Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 through September 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 4/1/12	Ending account value 9/30/12	Expenses paid during period 4/1/12 thru 9/30/12*

Actual	$1,000.00	$1,021.20	$5.56
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.56
*
Expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Asset Allocation Fund, Inc.

Portfolio Highlights at September 30, 2012 (unaudited)

Ten Largest Holdings

Issue	Principal Amount or Shares	Value	Percentage of Net Assets
U.S. Treasury Notes, 1.75%, 5/31/16	$1,500,000	$1,572,774	1.3%
Federal National Mortgage Association Pool #AB1796 3.50%, 11/1/40	$1,398,114	$1,500,850	1.3%
U.S. Treasury Bonds, 5.50%, 8/15/28	$1,000,000	$1,431,719	1.2%
Verizon Communications, Inc., Senior Unsecured Notes, 8.75%, 11/1/18	$1,000,000	$1,396,159	1.2%
U.S. Treasury Notes, 1.50%, 8/31/18	$1,300,000	$1,350,781	1.1%
PepsiCo, Inc.	18,000	$1,273,860	1.1%
U.S. Treasury Notes, 1.88%, 10/31/17	$1,200,000	$1,273,500	1.1%
Alexion Pharmaceuticals, Inc.	11,000	$1,258,400	1.1%
U.S. Treasury Notes, 1.38%, 12/31/18	$1,200,000	$1,235,906	1.0%
ANSYS, Inc.	15,000	$1,101,000	0.9%

Asset Allocation – Percentage of Net Assets

Sector Weightings – Percentage of Total Investment Securities*

*	Sector weightings exclude short-term investments.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2012

Shares		Value
COMMON STOCKS (72.1%)
	CONSUMER DISCRETIONARY (10.3%)
6,000	Arbitron, Inc.	$227,400
2,200	AutoZone, Inc. *	813,274
3,000	Bed Bath & Beyond, Inc. *	189,000
5,400	BorgWarner, Inc. *	373,194
16,000	Brinker International, Inc.	564,800
2,000	Buffalo Wild Wings, Inc. *	171,480
1,000	Chipotle Mexican Grill, Inc. *	317,540
2,400	Coach, Inc.	134,448
5,000	Darden Restaurants, Inc.	278,750
8,000	Dick’s Sporting Goods, Inc.	414,800
6,000	Domino’s Pizza, Inc.	226,200
3,000	DSW, Inc. Class A	200,160
2,000	Fossil, Inc. *	169,400
5,700	Genesco, Inc. *	380,361
3,000	Genuine Parts Co.	183,090
2,000	Gildan Activewear, Inc.	63,360
4,100	John Wiley & Sons, Inc. Class A	188,395
6,000	Johnson Controls, Inc.	164,400
4,000	Life Time Fitness, Inc. *	182,960
28,000	LKQ Corp. *	518,000
3,200	Luxottica Group S.p.A. ADR	112,832
6,000	McDonald’s Corp.	550,500
5,400	Monro Muffler Brake, Inc.	190,026
10,200	Movado Group, Inc.	343,944
2,000	NIKE, Inc. Class B	189,820
4,000	O’Reilly Automotive, Inc. *	334,480
8,100	Penn National Gaming, Inc. *	349,110
4,500	Pool Corp.	187,110
4,000	PVH Corp.	374,880
1,000	Ralph Lauren Corp.	151,230
2,000	Service Corporation International	26,920
3,000	Starbucks Corp.	152,250
18,000	TJX Companies, Inc. (The)	806,220
5,000	Ulta Salon, Cosmetics & Fragrance, Inc.	481,525
4,000	Under Armour, Inc. Class A * (1)	223,320
4,200	VF Corp.	669,312
3,400	Warnaco Group, Inc. (The) *	176,460
10,000	Wolverine World Wide, Inc.	443,700
9,400	Yum! Brands, Inc.	623,596
		12,148,247

Shares		Value
	CONSUMER STAPLES (6.9%)
2,500	Boston Beer Co., Inc. (The) Class A * (1)	$279,925
24,000	BRF - Brasil Foods S.A. ADR (1)	415,200
3,300	British American Tobacco PLC ADR	338,712
4,000	Bunge Ltd.	268,200
7,000	Casey’s General Stores, Inc.	399,980
12,800	Church & Dwight Co., Inc.	691,072
2,000	Coca-Cola Femsa, SAB de C.V. ADR	258,000
2,000	Costco Wholesale Corp.	200,250
6,000	Energizer Holdings, Inc.	447,660
15,450	Flowers Foods, Inc.	311,781
1,000	Fomento Economico Mexicano SAB de C.V. ADR	91,980
18,000	General Mills, Inc.	717,300
6,000	Harris Teeter Supermarkets, Inc.	233,040
14,400	Hormel Foods Corp.	421,056
4,400	Ingredion, Inc.	242,704
4,800	J&J Snack Foods Corp.	275,184
18,000	PepsiCo, Inc.	1,273,860
19,000	Reynolds American, Inc.	823,460
3,000	TreeHouse Foods, Inc. *	157,500
3,300	Whole Foods Market, Inc.	321,420
		8,168,284

	ENERGY (2.4%)
12,000	Atwood Oceanics, Inc. *	545,400
10,000	Enbridge, Inc.	390,300
5,400	FMC Technologies, Inc. *	250,020
10,000	Noble Energy, Inc.	927,100
2,000	Oil States International, Inc. *	158,920
5,000	Pioneer Natural Resources Co.	522,000
		2,793,740

	FINANCIALS (6.9%)
13,000	ACE Ltd.	982,800
4,000	Affiliated Managers Group, Inc. *	492,000
6,300	AFLAC, Inc.	301,644
1,000	Allied World Assurance Co. Holdings AG	77,250

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

September 30, 2012

Shares		Value
2,400	American Campus Communities, Inc. REIT	$105,312
7,400	American Tower Corp. REIT	528,286
3,000	Ameriprise Financial, Inc.	170,070
11,700	Arch Capital Group Ltd. *	487,656
4,400	Bank of Montreal	259,776
5,500	Bank of Nova Scotia	301,510
3,300	BlackRock, Inc.	588,390
5,600	BOK Financial Corp.	330,960
1,000	BRE Properties, Inc. REIT	46,890
7,600	Camden Property Trust REIT	490,124
8,800	Equity One, Inc. REIT	185,328
2,400	FBL Financial Group, Inc. Class A	79,680
7,000	HCP, Inc. REIT	311,360
4,000	LTC Properties, Inc. REIT	127,400
2,000	M&T Bank Corp. (1)	190,320
6,000	PartnerRe Ltd.	445,680
2,000	ProAssurance Corp.	180,880
5,600	Prosperity Bancshares, Inc.	238,672
6,000	Royal Bank of Canada	344,460
3,000	Saul Centers, Inc. REIT	133,200
500	Signature Bank *	33,540
3,000	Stifel Financial Corp. *	100,800
3,800	T. Rowe Price Group, Inc.	240,540
10,000	Wells Fargo & Co.	345,300
		8,119,828

	HEALTH CARE (8.3%)
14,000	Akorn, Inc. *	185,080
11,000	Alexion Pharmaceuticals, Inc. *	1,258,400
2,800	Allergan, Inc.	256,424
2,400	Bio-Reference Laboratories, Inc. * (1)	68,592
4,600	C.R. Bard, Inc.	481,390
3,600	Catamaran Corp. *	352,692
7,600	Cerner Corp. *	588,316
6,000	Edwards Lifesciences Corp. *	644,220
4,000	Endo Health Solutions, Inc. *	126,880
8,800	Express Scripts Holding Co. *	551,496
4,600	Fresenius Medical Care AG & Co. KGaA ADR	337,640
7,700	Henry Schein, Inc. *	610,379
7,400	HMS Holdings Corp. *	247,382

Shares		Value
7,000	IDEXX Laboratories, Inc. *	$695,450
4,200	Mednax, Inc. *	312,690
5,800	Mettler-Toledo International, Inc. *	990,292
2,800	MWI Veterinary Supply, Inc. *	298,704
2,000	Novo Nordisk A/S ADR	315,620
1,700	Orthofix International N.V. *	76,075
7,000	Owens & Minor, Inc.	209,160
9,000	ResMed, Inc. (1)	364,230
6,000	Teva Pharmaceutical Industries Ltd. ADR	248,460
10,300	Thermo Fisher Scientific, Inc.	605,949
1,200	Volcano Corp. *	34,284
		9,859,805

	INDUSTRIALS (19.5%)
7,000	Actuant Corp. Class A	200,340
7,600	Acuity Brands, Inc.	481,004
6,600	Advisory Board Co. (The) *	315,678
22,875	AMETEK, Inc.	810,919
5,000	Atlas Air Worldwide Holdings, Inc. *	258,150
3,000	C.H. Robinson Worldwide, Inc.	175,650
9,400	Canadian National Railway Co.	829,362
5,600	Canadian Pacific Railway Ltd. (1)	464,184
5,200	Carlisle Companies, Inc.	269,984
10,000	Chicago Bridge & Iron Co. N.V.	380,900
3,300	CLARCOR, Inc.	147,279
5,000	Clean Harbors, Inc. *	244,250
6,000	Copart, Inc. *	166,380
10,400	Danaher Corp.	573,560
8,000	Donaldson Co., Inc.	277,680
18,000	Eaton Corp. (1)	850,680
5,000	EnerSys *	176,450
3,300	Esterline Technologies Corp. *	185,262
5,000	Exelis, Inc.	51,700
7,000	FedEx Corp.	592,340
1,000	Franklin Electric Co., Inc.	60,490
1,000	Graco, Inc.	50,280
3,000	Healthcare Services Group, Inc.	68,610
12,950	HEICO Corp.	501,036
14,400	IDEX Corp.	601,488
3,000	IHS, Inc. Class A *	292,050

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
2,800	II-VI, Inc. *	$53,256
10,000	Iron Mountain, Inc.	341,100
6,500	ITT Corp.	130,975
3,300	J.B. Hunt Transport Services, Inc.	171,732
11,400	Kansas City Southern	863,892
11,800	Kirby Corp. *	652,304
3,500	L-3 Communications Holdings, Inc.	250,985
7,000	Lincoln Electric Holdings, Inc.	273,350
6,000	Nordson Corp.	351,720
11,000	Parker Hannifin Corp.	919,380
2,800	Portfolio Recovery Associates, Inc. *	292,404
5,200	Precision Castparts Corp.	849,368
15,000	Republic Services, Inc.	412,650
3,000	Rockwell Collins, Inc.	160,920
22,000	Rollins, Inc.	514,580
8,200	Roper Industries, Inc.	901,098
11,000	Rush Enterprises, Inc. Class A *	211,860
3,000	Snap-on, Inc.	215,610
8,600	Stericycle, Inc. *	778,472
8,000	Teledyne Technologies, Inc. *	507,120
13,000	Toro Co. (The)	517,140
2,500	TransDigm Group, Inc. *	354,675
7,600	Union Pacific Corp.	902,120
11,000	United Technologies Corp.	861,190
3,000	Valmont Industries, Inc.	394,500
4,800	W.W. Grainger, Inc.	1,000,176
4,400	Wabtec Corp.	353,276
19,350	Waste Connections, Inc.	585,337
5,600	Woodward Inc.	190,288
		23,037,184

	INFORMATION TECHNOLOGY (7.6%)
15,000	Accenture PLC Class A	1,050,450
5,000	Alliance Data Systems Corp. *	709,750
10,000	Amphenol Corp. Class A	588,800
2,400	Anixter International, Inc.	137,904
15,000	ANSYS, Inc. *	1,101,000
600	Apple, Inc.	400,356
3,000	Blackbaud, Inc.	71,760
5,000	CGI Group, Inc. Class A * (1)	134,300

Shares		Value
4,000	Check Point Software Technologies Ltd. *	$192,640
4,000	Cognizant Technology Solutions Corp. Class A *	279,680
2,000	Coherent, Inc. *	91,720
2,500	Equinix, Inc. *	515,125
2,000	Fiserv, Inc. *	148,060
5,100	j2 Global, Inc. (1)	167,382
3,600	Liquidity Services, Inc. *	180,756
500	MasterCard, Inc. Class A	225,740
4,000	MICROS Systems, Inc. *	196,480
15,000	NCR Corp. *	349,650
1,300	OSI Systems, Inc. *	101,192
4,500	Salesforce.com, Inc. *	687,105
9,000	TIBCO Software, Inc. *	272,070
6,000	Trimble Navigation Ltd. *	285,960
3,000	Ultimate Software Group, Inc. (The) *	306,300
6,000	VeriFone Systems, Inc. *	167,100
2,000	VeriSign, Inc. *	97,380
2,100	VMware, Inc. Class A *	203,154
4,000	Wright Express Corp. *	278,880
		8,940,694

	MATERIALS (7.6%)
4,000	Air Products & Chemicals, Inc.	330,800
5,000	Airgas, Inc.	411,500
7,000	AptarGroup, Inc.	361,970
3,700	Ball Corp.	156,547
1,000	CF Industries Holdings, Inc.	222,240
23,000	Crown Holdings, Inc. *	845,250
5,700	Cytec Industries, Inc.	373,464
13,000	Ecolab, Inc.	842,530
10,000	FMC Corp.	553,800
3,400	Hawkins, Inc. (1)	141,270
2,000	NewMarket Corp.	492,960
15,000	Packaging Corp. of America	544,500
4,000	PPG Industries, Inc.	459,360
6,400	Praxair, Inc.	664,832
6,000	Rockwood Holdings, Inc.	279,600
3,100	Scotts Miracle-Gro Co. (The) Class A (1)	134,757
6,000	Sherwin-Williams Co. (The)	893,460
8,400	Sigma-Aldrich Corp.	604,548

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

September 30, 2012

Shares		Value
13,200	Valspar Corp. (The)	$740,520
		9,053,908

	TELECOMMUNICATION SERVICES (1.0%)
8,000	Crown Castle International Corp. *	512,800
9,000	SBA Communications Corp. Class A *	566,100
1,300	TELUS Corp.	81,289
		1,160,189

	UTILITIES (1.6%)
4,800	Cleco Corp.	201,504
4,000	ITC Holdings Corp.	302,320
1,200	National Fuel Gas Co.	64,848
3,600	NorthWestern Corp.	130,428
12,000	ONEOK, Inc.	579,720
15,000	Questar Corp.	304,950
2,600	South Jersey Industries, Inc.	137,618
6,000	Wisconsin Energy Corp.	226,020
		1,947,408

	TOTAL COMMON STOCKS (Cost $63,774,278) (72.1%)	85,229,287

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (8.0%)
$500,000	Federal Home Loan Mortgage Corp. 1.00%, 7/28/17	506,566
137,320	Federal Home Loan Mortgage Corp. 4.50%, 6/15/23	138,978
298,332	Federal Home Loan Mortgage Corp. 4.50%, 10/15/27	308,093
207,738	Federal Home Loan Mortgage Corp. 4.50%, 3/15/36	212,238
478,631	Federal Home Loan Mortgage Corp., Gold PC Pool# G08469 3.50%, 12/1/41	513,594
500,000	Federal Home Loan Mortgage Corp., Gold PC Pool# G14282 3.00%, 11/1/26	528,739
163,273	Federal Home Loan Mortgage Corp., Gold PC Pool# J03316 5.00%, 9/1/21	176,750

Principal Amount		Value
$500,001	Federal Home Loan Mortgage Corp., Gold PC Pool# Q05649 4.00%, 1/1/42	$538,354
500,001	Federal Home Loan Mortgage Corp., Gold PC Pool# Q05714 4.00%, 1/1/42	544,480
300,000	Federal Home Loan Mortgage Corporation TBA 3.00%, 10/1/27	316,641
1,000,000	Federal National Mortgage Association 1.25%, 1/30/17	1,026,526
54,831	Federal National Mortgage Association 5.00%, 12/25/32	55,336
535,497	Federal National Mortgage Association 4.50%, 4/1/40	581,462
92,998	Federal National Mortgage Association 4.50%, 7/1/40	100,981
1,398,114	Federal National Mortgage Association Pool #AB1796 3.50%, 11/1/40	1,500,850
435,613	Federal National Mortgage Association Pool #MA3894 4.00%, 9/1/31	472,786
712,215	Federal National Mortgage Association REMIC Trust Series 2009-88 Class MA 4.50%, 10/25/39	779,646
500,000	Federal National Mortgage Association TBA 3.00%, 10/1/42	527,812
566,652	Government National Mortgage Association 5.50%, 1/15/36	631,023
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,189,404) (8.0%)	9,460,855

CORPORATE BONDS & NOTES (6.3%)

	COMMUNICATIONS (1.6%)
500,000	Time Warner, Inc., Guaranteed Notes, 3.40%, 6/15/22	528,060
1,000,000	Verizon Communications, Inc., Senior Unsecured Notes, 8.75%, 11/1/18	1,396,159
		1,924,219

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
	CONSUMER, CYCLICAL (0.5%)
$500,000	Johnson Controls, Inc., Senior Unsecured Notes, 3.75%, 12/1/21	$529,251

	CONSUMER, NON-CYCLICAL (1.6%)
500,000	Coca-Cola Enterprises, Inc., Senior Unsecured Notes, 3.25%, 8/19/21	519,594
500,000	JM Smucker Co. (The), Guaranteed Notes, 3.50%, 10/15/21	535,310
250,000	PepsiCo, Inc., Senior Unsecured Notes, 1.25%, 8/13/17	252,220
500,000	Teva Pharmaceutical Finance Co. BV, Series 2, Guaranteed Notes, 3.65%, 11/10/21	542,007
		1,849,131

	ENERGY (0.9%)
300,000	Husky Energy, Inc., Senior Unsecured Notes, 3.95%, 4/15/22	321,237
700,000	Schlumberger Investment SA, Guaranteed Notes, 3.30%, 9/14/21 (2)	745,393
		1,066,630

	FINANCIAL (1.5%)
250,000	American Honda Finance Corp., Senior Unsecured Notes, 2.13%, 2/28/17 (2)	258,457
200,000	Bank of America Corp. MTN, Series L, Senior Unsecured Notes, 5.65%, 5/1/18	228,035
500,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 3.35%, 10/17/16	538,318
200,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	214,583

Principal Amount		Value
$500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.15%, 7/5/16	$528,845
		1,768,238

	INDUSTRIAL (0.2%)
250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.05%, 9/1/22	258,755

	TOTAL CORPORATE BONDS & NOTES (Cost $6,809,837) (6.3%)	7,396,224

U.S. TREASURY OBLIGATIONS (9.1%)

	U.S. TREASURY NOTES & BONDS (9.1%)
600,000	U.S. Treasury Bonds, 6.25%, 8/15/23	870,656
1,000,000	U.S. Treasury Bonds, 5.50%, 8/15/28	1,431,719
500,000	U.S. Treasury Notes, 0.25%, 6/30/14	500,098
150,000	U.S. Treasury Notes, 0.38%, 6/15/15	150,316
800,000	U.S. Treasury Notes, 1.88%, 6/30/15	834,500
1,500,000	U.S. Treasury Notes, 1.75%, 5/31/16	1,572,774
650,000	U.S. Treasury Notes, 1.00%, 9/30/16	663,813
200,000	U.S. Treasury Notes, 1.00%, 3/31/17	204,000
200,000	U.S. Treasury Notes, 1.88%, 9/30/17	212,234
1,200,000	U.S. Treasury Notes, 1.88%, 10/31/17	1,273,500
300,000	U.S. Treasury Notes, 2.25%, 7/31/18	324,750
1,300,000	U.S. Treasury Notes, 1.50%, 8/31/18	1,350,781
1,200,000	U.S. Treasury Notes, 1.38%, 12/31/18	1,235,906

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

September 30, 2012

Principal Amount		Value
$150,000	U.S. Treasury Notes, 2.63%, 11/15/20	$165,609
		10,790,656

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,581,851) (9.1%)	10,790,656
SHORT-TERM INVESTMENTS (9.1%)
	REPURCHASE AGREEMENTS (6.8%)
8,100,000	With Morgan Stanley, 0.19%, dated 09/28/12, due 10/01/12, delivery value $8,100,128 (collateralized by $7,930,000 U.S. Treasury Notes 2.375% due 09/30/14, with a value of $8,268,781)	8,100,000

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (2.3%)

	REPURCHASE AGREEMENTS (2.3%)
901,373	Joint Repurchase Agreement with Morgan Stanley, 0.20%, dated 09/28/12, due 10/01/12, delivery value $901,388 (collateralized by $919,403 U.S. Treasury Inflation Indexed Bonds 2.375% due 01/15/25, with a value of $916,143)	901,373
901,373	Joint Repurchase Agreement with Barclays, 0.20%, dated 09/28/12, due 10/01/12, delivery value $901,388 (collateralized by $919,401 U.S. Treasury Inflation Indexed Notes 1.875% due 07/15/13, with a value of $916,001)	901,373

Principal Amount		Value
$901,372	Joint Repurchase Agreement with Credit Suisse First Boston, 0.23%, dated 09/28/12, due 10/01/12, delivery value $901,390 (collateralized by $919,573 U.S. Treasury Note 1.375% due 11/30/15, with a value of $915,572)	$901,372

	TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $2,704,118) (2.3%)	2,704,118

	TOTAL SHORT-TERM INVESTMENTS (9.1%) (Cost $10,804,118)	10,804,118

	TOTAL INVESTMENT SECURITIES (104.6%) (Cost $101,159,488)	123,681,140

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-4.6%)		(5,413,822)
NET ASSETS (100%)		$118,267,318

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($118,267,318 ÷ 5,114,647 shares outstanding)		$23.12

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2012, the market value (including accrued interest) of the securities on loan was $2,692,875.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
ADR	American Depositary Receipt.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
TBA	To Be Announced

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Statement of Assets and Liabilities at September 30, 2012 (unaudited)

Assets:

Investment securities, at value (Cost - $93,059,488) (securities on loan, at value, $2,692,875)*	$115,581,140
Repurchase agreement (Cost - $8,100,000)	8,100,000
Cash	246,764
Receivable for capital shares sold	311,867
Interest and dividends receivable	250,215
Prepaid expenses	15,981
Receivable for securities lending income	777
Other	20
Total Assets	124,506,764

Liabilities:
Payable for securities purchased	2,944,636
Payable upon return of securities on loan	2,769,088
Payable for capital shares redeemed	420,977
Accrued expenses:
Advisory fee	58,083
Service and distribution plan fees	13,458
Other	33,204
Total Liabilities	6,239,446
Net Assets	$118,267,318
Net assets consist of:
Capital stock, at $0.001 par value (authorized 300,000,000, outstanding 5,114,647 shares)	$5,115
Additional paid-in capital	92,812,437
Undistributed net investment income	190,837
Accumulated net realized gain on investments and foreign currency	2,737,260
Net unrealized appreciation of investments and foreign currency translations	22,521,669
Net Assets	$118,267,318

Net Asset Value, Offering and Redemption Price per Outstanding Share ($118,267,318 ÷ 5,114,647 shares outstanding)	$23.12

Statement of Operations for the Six Months Ended September 30, 2012 (unaudited)

Investment Income:

Dividends (net of foreign withholding tax of $6,486)	$404,865
Interest	265,720
Securities lending income	5,067
Total Income	675,652

Expenses:
Advisory fee	295,930
Service and distribution plan fees	113,819
Custodian fees	32,024
Auditing and legal fees	26,932
Transfer agent fees	25,331
Printing and postage	22,944
Registration and filing fees	17,651
Directors’ fees and expenses	8,072
Insurance	3,884
Other	6,256
Total Expenses Before Fees Waived and Custody Credits	552,843
Less: Service and Distribution Plan Fees Waived	(45,528)
Less: Custody Credits	(149)
Net Expenses	507,166
Net Investment Income	168,486

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain	1,049,745
Change in Net Unrealized Appreciation/(Depreciation)	1,315,433

Net Realized Gain and Change in Net Unrealized Appreciation/ (Depreciation) on Investments and Foreign Exchange Transactions	2,365,178

Net Increase in Net Assets from Operations	$2,533,664

*	The market value of securities on loan includes accrued interest.

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended September 30, 2012 (unaudited) and for the Year Ended March 31, 2012

	Six Months Ended September 30, 2012 (unaudited)	Year Ended March 31, 2012
Operations:
Net investment income	$168,486	$179,869
Net realized gain on investments and foreign currency	1,049,745	3,761,663
Change in net unrealized appreciation/(depreciation)	1,315,433	2,292,108
Net increase in net assets from operations	2,533,664	6,233,640

Distributions to Shareholders:
Net investment income	—	(383,630)
Net realized gain from investment transactions	—	(1,632,935)
Total Distributions	—	(2,016,565)

Capital Share Transactions:
Proceeds from sale of shares	46,963,289	16,487,850
Proceeds from reinvestment of dividends and distributions to shareholders	—	1,922,659
Cost of shares redeemed	(8,043,525)	(8,966,349)
Net increase in net assets from capital share transactions	38,919,764	9,444,160
Total Increase in Net Assets	41,453,428	13,661,235

Net Assets:
Beginning of period	76,813,890	63,152,655
End of period	$118,267,318	$76,813,890
Undistributed net investment income, at end of period	$190,837	$22,351

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Value Line Asset Allocation Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, EULAV Asset Management (the “Adviser”), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates and such differences could be material.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Fair Value Measurements: The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Value Line Asset Allocation Fund, Inc.

September 30, 2012

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$85,229,287	$0	$0	$85,229,287
U.S. Government Agency Obligations	0	9,460,855	0	9,460,855
Corporate Bonds & Notes	0	7,396,224	0	7,396,224
U.S. Treasury Obligations	0	10,790,656	0	10,790,656
Short-Term Investments	0	10,804,118	0	10,804,118
Total Investments in Securities	$85,229,287	$38,451,853	$0	$123,681,140

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the six months ended September 30, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the six months ended September 30, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. The Fund is evaluating the implications of this change.

(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

Management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (fiscal years ended March 31, 2009 through March 31, 2012), and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements (unaudited)

(E) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(F) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/ (depreciation) on investments.

(G) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(H) Accounting for Real Estate Investment Trusts: The Fund may own shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(I) Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(J) Securities Lending: Under an agreement with State Street Bank & Trust (“State Street”), the Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board of Directors. By lending its investment securities, the Fund attempts to increase its net investment income through receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Generally, in the event of a counter-party default, the Fund has the right to use the collateral to offset the losses incurred. The lending fees received and the Fund’s portion of the interest income earned on the cash collateral are included in the Statement of Operations.

Value Line Asset Allocation Fund, Inc.

September 30, 2012

Upon entering into a securities lending transaction, the Fund receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is invested by State Street Global Advisors, acting in its capacity as securities lending agent (the “Agent”), in The Value Line Funds collateral account, which is subsequently invested into joint repurchase agreements. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Fund.

The Fund enters into a joint repurchase agreement whereby its uninvested cash collateral from securities lending is deposited into a joint cash account with other funds managed by the investment adviser and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at the six months ended had been entered into on September 30, 2012.

As of September 30, 2012, the Fund loaned securities which were collateralized by cash. The value of the securities on loan and the value of the related collateral were as follows:

Value of Securities Loaned	Value of Collateral	Total Collateral (including Calculated Mark)
$2,692,875	$2,769,088	$2,752,597

(K)  Subsequent Events: Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued, and except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

2. Capital Share Transactions

Transactions in capital stock were as follows:

	Six Months Ended September 30, 2012 (unaudited)	Year Ended March 31, 2012
Shares sold	2,079,534	766,221
Shares issued to shareholders in reinvestment of dividends and distributions	—	93,697
Shares redeemed	(357,950)	(420,846)
Net increase	1,721,584	439,072
Dividends per share from net investment income	$—	$0.1285
Distributions per share from net realized gains	$—	$0.5469

3.  Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

Six Months Ended September 30, 2012 (unaudited)
Purchases:
U.S. Government Agency Obligations	$18,425,238
Other Investment Securities	40,607,051
Total Purchases	$59,032,289

Sales:
U.S. Government Agency Obligations	$12,187,769
Other Investment Securities	8,832,737
Total Sales	$21,020,506

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements (unaudited)

4.  Income Taxes

At September 30, 2012, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$101,159,488
Gross tax unrealized appreciation	23,075,243
Gross tax unrealized depreciation	(553,591)
Net tax unrealized appreciation on investments	$22,521,652

5.  Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $295,930 was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended September 30, 2012. This was computed at an annual rate of 0.65% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended September 30, 2012, fees amounting to $113,819 before fee waivers, were accrued under the Plan. Effective March 1, 2009 through July 31, 2013, the Distributor contractually agreed to waive 0.10% of the Fund’s 12b-1 fee for one year periods. For the six months ended September 30, 2012, the fees waived amounted to $45,528. The Distributor has no right to recoup previously waived amounts.

For the six months ended September 30, 2012, the Fund’s expenses were reduced by $149 under a custody credit arrangement with the custodian.

Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and a director of the Fund. At September 30, 2012, the officers and directors of the Fund as a group owned 1,114 shares, representing less than 1% of the outstanding shares.

Value Line Asset Allocation Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended
	September 30,
	2012		Years Ended March 31,
	(unaudited)		2012	2011	2010		2009	2008
Net asset value, beginning of period	$22.64		$21.38	$17.95	$13.77		$20.31	$21.54
Income from investment operations:
Net investment income	0.03		0.06	0.08	0.12		0.13	0.13
Net gains or (losses) on securities (both realized and unrealized)	0.45		1.88	3.44	4.20		(6.13)	0.45
Total from investment operations	0.48		1.94	3.52	4.32		(6.00)	0.58

Less distributions:
Dividends from net investment income	—		(0.13)	(0.09)	(0.14)		(0.07)	(0.17)
Distributions from net realized gains	—		(0.55)	—	—		(0.47)	(1.64)
Total distributions	—		(0.68)	(0.09)	(0.14)		(0.54)	(1.81)
Net asset value, end of period	$23.12		$22.64	$21.38	$17.95		$13.77	$20.31
Total return	2.12	% (1)	9.38%	19.65%	31.40%		(29.62)%	2.18%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$118,267		$76,814	$63,153	$58,953		$63,943	$135,906
Ratio of expenses to average net assets(2)	1.20	% (3)	1.34%	1.26%	1.31	%(4)	1.19%	1.10%
Ratio of expenses to average net assets(5)	1.10	% (3)	1.24%	1.16%	1.16	%(6)	1.17%	1.09%
Ratio of net investment income to average net assets	0.36	% (3)	0.28%	0.39%	0.43%		0.49%	0.61%
Portfolio turnover rate	23	% (1)	53%	34%	30%		20%	25%

(1)	Not annualized.
(2)	Ratio reflects expenses grossed up for the custody credit arrangement and grossed up for the waiver of a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the fee waivers would have been 1.18% and 1.09% for the years ended March 31, 2009 and March 31, 2008, respectively, and would have been unchanged for the other periods shown.
(3)	Annualized.
(4)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.
(5)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of a portion of the service and distribution plan fees by the Distributor.
(6)	Ratio reflects expenses net of the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

See Notes to Financial Statements

Value Line Asset Allocation Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Asset Allocation Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 11 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years
Interested Director*
Mitchell E. Appel YOB: 1970 Other Directorships: None	Director	Since 2010
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line, Inc. (“Value Line”) from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.

Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 YOB: 1956 Other Directorships: Burnham Investors Trust, since 2004 (4 funds).	Director	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 12009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 YOB: 1931 Other Directorships: None	Director	Since 1993
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994); Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.

David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 YOB: 1935 Other Directorships: None	Director	Since 2000	Professor, Skidmore College since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 YOB: 1939 Other Directorships: None	Director	Since 2000	Chairman, Institute for Political Economy.

Value Line Asset Allocation Fund, Inc.

Management of the Fund

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 YOB: 1949 Other Directorships: None	Director	Since 2000	Senior Financial Adviser, Veritable L.P. (Investment Adviser).
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 YOB: 1954 Other Directorships: None	Director (Chairman of Board since 2010)	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management (2005-2007); Managing Director, Weiss, Peck and Greer, (1995-2005).
Officers
Mitchell E. Appel YOB: 1970	President	Since 2008
President of each of the Value Line Funds since June2008; Chief Financial Officer of Value Line from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.

Michael J. Wagner YOB: 1950	Chief Compliance Officer	Since 2009
Chief Compliance Officer of Value Line Funds since since June 2009; President of Northern Lights Compliance Service, LLC (formerly Fund Compliance Services, LLC (2006 - present)) and Senior Vice President (2004 - 2006) and President and Chief Operations Officer (2003 - 2006) of Gemini Fund Services, LLC; Director of Constellation Trust Company until 2008.

Emily D. Washington YOB: 1979	Treasurer and Secretary	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008 and Secretary since 2010; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Appel is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Adviser and Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 7 Times Square, New York, NY 10036.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

Value Line Asset Allocation Fund, Inc.

The Value Line Family of Funds

In 1950, Value Line started its first mutual fund. Since then, knowledgeable investors have been relying on the Value Line Funds to help them build their financial futures. Over the years, Value Line Funds has evolved into what we are today — a diversified family of no-load mutual funds with a wide range of investment objectives — ranging from small, mid and large capitalization equities to taxable and tax-exempt fixed income. We also provide strategies that effectively combine both equities and fixed income, diligently taking into account the potential risk and reward of each investment.

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests in U.S. common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 7 Times Square, New York, New York 10036-6524 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item2. Code of Ethics.
Not Applicable

Item3. Audit Committee Financial Expert.
Not Applicable

Item 9.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.
(a)	Not applicable

(b)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	December 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	December 7, 2012